Quarterly Holdings Report
for

Fidelity® Equity-Income Fund

October 31, 2019

EQU-QTLY-1219
1.809096.116

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
COMMUNICATION SERVICES - 9.4%
Diversified Telecommunication Services - 3.7%
AT&T, Inc.	2,204,689	$84,858
Verizon Communications, Inc.	2,338,260	141,395
		226,253
Entertainment - 2.1%
The Walt Disney Co.	987,900	128,348
Media - 3.0%
Comcast Corp. Class A	3,522,588	157,882
Interpublic Group of Companies, Inc.	1,145,400	24,912
		182,794
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. (a)	494,400	40,867

TOTAL COMMUNICATION SERVICES		578,262

CONSUMER DISCRETIONARY - 6.9%
Automobiles - 0.4%
General Motors Co.	693,600	25,774
Hotels, Restaurants & Leisure - 2.5%
McDonald's Corp.	584,400	114,951
Royal Caribbean Cruises Ltd.	334,900	36,447
		151,398
Multiline Retail - 0.4%
Dollar General Corp.	133,400	21,389
Specialty Retail - 3.2%
Burlington Stores, Inc. (a)	59,200	11,376
Lowe's Companies, Inc.	691,800	77,212
The Home Depot, Inc.	235,300	55,197
TJX Companies, Inc.	889,400	51,274
		195,059
Textiles, Apparel & Luxury Goods - 0.4%
PVH Corp.	199,200	17,362
Tapestry, Inc.	326,400	8,441
		25,803

TOTAL CONSUMER DISCRETIONARY		419,423

CONSUMER STAPLES - 10.0%
Beverages - 1.5%
Diageo PLC	370,600	15,169
PepsiCo, Inc.	575,100	78,886
		94,055
Food & Staples Retailing - 3.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	493,900	14,812
BJ's Wholesale Club Holdings, Inc. (a)	1,129,824	30,166
Kroger Co.	769,900	18,970
Walmart, Inc.	1,247,291	146,257
		210,205
Food Products - 2.3%
Hilton Food Group PLC	1,667,016	21,939
McCormick & Co., Inc. (non-vtg.)	92,900	14,928
Mondelez International, Inc.	856,000	44,897
Nestle SA (Reg. S)	395,879	42,352
The J.M. Smucker Co.	182,800	19,318
		143,434
Household Products - 0.6%
Kimberly-Clark Corp.	265,900	35,333
Personal Products - 0.7%
Unilever NV	674,000	39,803
Tobacco - 1.5%
Altria Group, Inc.	750,000	33,593
British American Tobacco PLC (United Kingdom)	444,900	15,561
Philip Morris International, Inc.	485,400	39,531
		88,685

TOTAL CONSUMER STAPLES		611,515

ENERGY - 9.4%
Oil, Gas & Consumable Fuels - 9.4%
BP PLC	5,812,600	36,860
Chevron Corp.	1,216,672	141,304
ConocoPhillips Co.	1,517,600	83,772
Enterprise Products Partners LP	1,145,600	29,820
Equinor ASA	1,573,700	29,109
Exxon Mobil Corp.	829,100	56,022
Imperial Oil Ltd. (b)	983,600	24,495
Phillips 66 Co.	534,500	62,440
Suncor Energy, Inc.	1,151,400	34,233
The Williams Companies, Inc.	1,031,862	23,021
Valero Energy Corp.	548,700	53,213
		574,289
FINANCIALS - 23.4%
Banks - 13.1%
Bank of America Corp.	5,369,800	167,914
Citigroup, Inc.	1,945,200	139,782
Huntington Bancshares, Inc.	1,490,700	21,064
JPMorgan Chase & Co.	1,950,382	243,639
M&T Bank Corp.	179,500	28,097
SunTrust Banks, Inc.	853,800	58,349
Wells Fargo & Co.	2,782,650	143,668
		802,513
Capital Markets - 2.1%
KKR & Co. LP	2,497,665	72,008
The Blackstone Group LP	1,097,032	58,318
		130,326
Consumer Finance - 1.0%
Capital One Financial Corp.	658,100	61,368
Diversified Financial Services - 3.2%
Berkshire Hathaway, Inc. Class B (a)	913,000	194,086
Insurance - 4.0%
Chubb Ltd.	599,200	91,330
Marsh & McLennan Companies, Inc.	438,000	45,386
MetLife, Inc.	1,090,338	51,017
The Travelers Companies, Inc.	413,100	54,141
		241,874

TOTAL FINANCIALS		1,430,167

HEALTH CARE - 15.4%
Biotechnology - 1.8%
AbbVie, Inc.	228,100	18,145
Amgen, Inc.	427,900	91,250
		109,395
Health Care Equipment & Supplies - 2.4%
Alcon, Inc. (a)	112,500	6,668
Becton, Dickinson & Co.	292,600	74,906
Danaher Corp.	483,900	66,691
		148,265
Health Care Providers & Services - 2.1%
Cigna Corp.	242,100	43,205
UnitedHealth Group, Inc.	337,000	85,160
		128,365
Pharmaceuticals - 9.1%
AstraZeneca PLC (United Kingdom)	970,055	94,597
Bristol-Myers Squibb Co.	1,336,800	76,692
Eli Lilly & Co.	277,400	31,610
Johnson & Johnson	1,354,148	178,802
Merck & Co., Inc.	245,000	21,232
Roche Holding AG (participation certificate)	344,140	103,571
Sanofi SA	551,819	50,871
		557,375

TOTAL HEALTH CARE		943,400

INDUSTRIALS - 8.1%
Aerospace & Defense - 3.5%
General Dynamics Corp.	277,400	49,044
Northrop Grumman Corp.	127,700	45,012
United Technologies Corp.	839,620	120,553
		214,609
Commercial Services & Supplies - 0.3%
Waste Connection, Inc. (Canada)	175,945	16,252
Electrical Equipment - 1.1%
AMETEK, Inc.	729,900	66,895
Industrial Conglomerates - 2.2%
General Electric Co.	6,137,655	61,254
Roper Technologies, Inc.	221,700	74,704
		135,958
Machinery - 0.7%
Fortive Corp.	296,100	20,431
Ingersoll-Rand PLC	191,800	24,338
		44,769
Professional Services - 0.3%
Equifax, Inc.	116,700	15,954

TOTAL INDUSTRIALS		494,437

INFORMATION TECHNOLOGY - 7.6%
Communications Equipment - 0.9%
Cisco Systems, Inc.	1,113,786	52,916
Electronic Equipment & Components - 0.2%
TE Connectivity Ltd.	163,632	14,645
IT Services - 1.5%
Amdocs Ltd.	414,400	27,019
Fiserv, Inc. (a)	174,411	18,512
Paychex, Inc.	384,757	32,181
Visa, Inc. Class A	61,000	10,910
		88,622
Semiconductors & Semiconductor Equipment - 2.3%
NXP Semiconductors NV	506,700	57,602
Qualcomm, Inc.	414,400	33,334
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	982,800	50,742
		141,678
Software - 1.7%
Micro Focus International PLC	307,159	4,216
Microsoft Corp.	696,916	99,917
		104,133
Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	251,500	62,563

TOTAL INFORMATION TECHNOLOGY		464,557

MATERIALS - 1.0%
Chemicals - 1.0%
DowDuPont, Inc.	752,899	49,624
International Flavors & Fragrances, Inc. (b)	91,900	11,213
		60,837
REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Tower Corp.	302,900	66,056
Public Storage	143,600	32,003
		98,059
UTILITIES - 5.4%
Electric Utilities - 2.9%
Exelon Corp.	2,411,100	109,681
NextEra Energy, Inc.	287,600	68,547
		178,228
Independent Power and Renewable Electricity Producers - 1.0%
NRG Energy, Inc.	771,500	30,953
Vistra Energy Corp.	1,179,200	31,874
		62,827
Multi-Utilities - 1.5%
Ameren Corp.	349,900	27,187
CenterPoint Energy, Inc.	806,300	23,439
WEC Energy Group, Inc.	404,300	38,166
		88,792

TOTAL UTILITIES		329,847

TOTAL COMMON STOCKS
(Cost $4,549,023)		6,004,793

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e)	17,489,627	1,539
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23 (c)(d)(e)	15,119,271	9,828
TOTAL OTHER
(Cost $22,680)		11,367

Money Market Funds - 1.7%
Fidelity Cash Central Fund 1.83% (f)	91,127,680	91,146
Fidelity Securities Lending Cash Central Fund 1.84% (f)(g)	12,177,893	12,179
TOTAL MONEY MARKET FUNDS
(Cost $103,325)		103,325
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $4,675,028)		6,119,485
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(6,923)
NET ASSETS - 100%		$6,112,562

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,367,000 or 0.2% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$7,560
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23	10/5/16 - 4/5/18	$15,119

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$4,942
Fidelity Securities Lending Cash Central Fund	263
Total	$5,205

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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